Summary of Operations and Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2018 [1]	Dec. 31, 2017		Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 4,202,406	$ 4,077,282	[1],[2]	$ 2,894,858	[2]
Accumulated depreciation	(423,359)	(398,245)	[1],[2]	(316,024)	[2]
Net property, plant and equipment	$ 3,779,047	3,679,037	[1],[2]	2,578,834	[2]
Gathering System
Property, Plant and Equipment [Line Items]
Property, plant and equipment		2,403,202		1,330,998
Accumulated depreciation		(149,771)		(110,473)
Net property, plant and equipment		2,253,431		1,220,525
Transmission and Storage Assets
Property, Plant and Equipment [Line Items]
Property, plant and equipment		1,674,080		1,563,860
Accumulated depreciation		(248,474)		(205,551)
Net property, plant and equipment		$ 1,425,606		$ 1,358,309

[1]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[2]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.